Stock-Based Compensation - Summary of Restricted Stock Awards and Restricted Stock Units (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Restricted Stock Awards and Units | Constant Contact 2011 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested, beginning balance (in shares) | shares	868,026
Granted (in shares) | shares	0
Vested (in shares) | shares	(435,919)
Canceled (in shares) | shares	(111,965)
Non-vested, ending balance (in shares) | shares	320,142
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, non-vested, beginning balance (in usd per share) | $ / shares	$ 8.26
Weighted average grant date fair value, granted (in usd per share) | $ / shares	0
Weighted average grant date fair value, vested and unissued (in usd per share) | $ / shares	8.20
Weighted average grant date fair value, canceled (in usd per share) | $ / shares	8.26
Weighted average grant date fair value, non-vested, ending balance (in usd per share) | $ / shares	$ 8.35
Restricted Stock Awards and Units | 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested, beginning balance (in shares) | shares	443,247
Granted (in shares) | shares	0
Vested (in shares) | shares	(246,757)
Canceled (in shares) | shares	(36,973)
Non-vested, ending balance (in shares) | shares	159,517
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, non-vested, beginning balance (in usd per share) | $ / shares	$ 11.67
Weighted average grant date fair value, granted (in usd per share) | $ / shares	0
Weighted average grant date fair value, vested and unissued (in usd per share) | $ / shares	12.57
Weighted average grant date fair value, canceled (in usd per share) | $ / shares	9.87
Weighted average grant date fair value, non-vested, ending balance (in usd per share) | $ / shares	$ 10.68
Restricted Stock Units | 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested, beginning balance (in shares) | shares	5,203,259
Granted (in shares) | shares	7,426,877
Vested (in shares) | shares	(2,126,221)
Canceled (in shares) | shares	(1,498,806)
Non-vested, ending balance (in shares) | shares	9,005,109
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, non-vested, beginning balance (in usd per share) | $ / shares	$ 7.69
Weighted average grant date fair value, granted (in usd per share) | $ / shares	6.62
Weighted average grant date fair value, vested and unissued (in usd per share) | $ / shares	7.70
Weighted average grant date fair value, canceled (in usd per share) | $ / shares	7.12
Weighted average grant date fair value, non-vested, ending balance (in usd per share) | $ / shares	$ 6.90